SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022
Accounting Policies [Abstract]
SUMMARY OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE

The following table reflects the calculation of basic and diluted net income (loss) per common share:

	For the Three Months Ended February 28, 2023
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$453,432	$107,456
Denominator:
Basic and diluted weighted average shares outstanding	9,098,750	2,156,250

Basic and diluted net income per share of common stock	$0.05	$0.05

	For the Three Months Ended February 28, 2022
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$(25,071)	$(20,439)
Denominator:
Basic and diluted weighted average shares outstanding	2,395,833	1,953,125

Basic and diluted net income per share of common stock	$(0.01)	$(0.01)

The following table reflects the calculation of basic and diluted net income per common share (in U.S. dollars, except per share amounts):

	For the Year Ended November 30, 2022
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$88,130	$25,357
Denominator:
Basic and diluted weighted average shares outstanding	7,478,425	2,156,250

Basic and diluted net income per share of common stock	$0.01	$0.01